Business Combination (Summary of Net Assets Acquired and Estimated Fair Value Adjustments) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Oct. 14, 2011
Business Combination, Separately Recognized Transactions [Line Items]
Transaction cost basis liabilities in excess of assets	$ (3,692)
Receivable from the FDIC	50,502
Net assets acquired before fair value adjustments	46,810
Fair value adjustments:
Loans	(40,506)
Other real estate owned	(1,531)
Core deposit intangible	1,160
Pre-tax bargain purchase gain	5,933
Deferred income tax liability	(2,373)
Net after-tax bargain purchase gain	$ 3,560